ADVERTISING COSTS (Details) - JPY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
ADVERTISING COSTS
Advertising costs	¥ 53,007	¥ 61,400	¥ 200,946